Accrued Compensation and Related Expenses	12 Months Ended
Mar. 31, 2016
Employee-related Liabilities [Abstract]
Accrued Compensation and Related Expenses
Note 6. Accrued Compensation and Related Expenses

Accrued compensation and related expenses consist of the following:

	March 31,
	2016	2015
Accrued salary and wages	$261,064	$161,241
Accrued paid time off	199,190	159,992
Accrued board of director fees	48,500	401,532
Other accrued obligations	—	2,947
	$508,754	$725,712